Goodwill (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Changes in the carrying amount of goodwill
Balance at the beginning of year		¥ 114,661
Impairment of goodwill	¥ (112,100)	(114,661)	¥ (112,102)
Balance at the end of year	¥ 119,900	¥ 0	¥ 114,661